Expense Example, No Redemption - FidelityAdvisorLimitedTermBondFund-AMCIZPRO - FidelityAdvisorLimitedTermBondFund-AMCIZPRO - Fidelity Advisor Limited Term Bond Fund	Oct. 30, 2024 USD ($)
Fidelity Advisor Limited Term Bond Fund - Class A
Expense Example, No Redemption:
1 Year	$ 335
3 Years	462
5 Years	601
10 Years	1,004
Fidelity Advisor Limited Term Bond Fund - Class C
Expense Example, No Redemption:
1 Year	139
3 Years	434
5 Years	750
10 Years	1,435
Fidelity Advisor Limited Term Bond Fund - Class M
Expense Example, No Redemption:
1 Year	335
3 Years	462
5 Years	601
10 Years	1,004
Fidelity Advisor Limited Term Bond Fund - Class I
Expense Example, No Redemption:
1 Year	31
3 Years	106
5 Years	190
10 Years	437
Fidelity Advisor Limited Term Bond Fund - Class Z
Expense Example, No Redemption:
1 Year	26
3 Years	80
5 Years	141
10 Years	$ 318